Discontinued Operations - Summary of Discontinued Operations (Statements of Financial Position) (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 18,250,255	$ 33,564,857	$ 28,499,449	$ 4,577,747
Trade and other receivables	14,718	64,360
Research and development incentives receivable	627,559	6,719,761
Other assets	1,203,214	1,461,268
Non-current assets
Property, plant and equipment	3,804	5,172
Right-to-use asset - rented property	498,458	669,358
Other intangible assets	9,202,594	9,838,274
Current liabilities
Trade and other payables	(3,500,487)	(2,786,280)
Lease liability - rented property	(171,841)	(160,040)	(174,218)
Provisions	(457,017)	(409,320)
Non-current liabilities
Lease liability - rented property	(361,742)	(533,583)	$ (693,623)
Deferred tax liabilities	(1,655,369)	(1,798,625)
Net assets disposed of	$ 43,003,902	$ 65,310,172